UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Investor Class
Institutional Class

SEMI-ANNUAL REPORT
April 30, 2017

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	7
Sector Allocation of Portfolio Assets	10
Schedule of Investments	12
Statements of Assets And Liabilities	26
Statements of Operations	30
Statements of Changes In Net Assets	32
Financial Highlights	40
Notes to Financial Statements	48
Notice to Shareholders	63
Approval of Investment Advisory Agreement	64
Householding	71
Privacy Notice	72

May 31, 2017

Dear Shareholder:

The fiscal six-month period ended April 30, 2017, was marked by sustained oil price weakness, declining unemployment, a slight uptick in interest rates and a seemingly unlikely republican victory in the U.S. presidential election.  Following the U.S. election, the market experienced a strong rotation into highly cyclical sectors, buoyed by indications that the new administration would use tax reform and deregulation to stimulate economic growth. Treasury yields rose and equity markets gained as investors abandoned safer investments in favor of riskier assets that could benefit from rapid economic growth. Equity markets moved up sharply, led by financials, small caps, industrials, and materials.  As measured by Russell indices, growth outperformed value, and small capitalization stocks outperformed large ones.

During the six-months ended April 30, 2017, the Huber Capital Equity Income Fund (“Equity Income Fund”) and Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”) both outperformed the Russell 1000® Value Index, their primary benchmark. The Huber Capital Small Cap Value Fund (“Small Cap Value Fund”) underperformed the Russell 2000® Value Index, the Fund’s primary benchmark.  Results of the Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) were mixed, as Institutional Class shares modestly outperformed their benchmark, the Russell Midcap® Value Index, and Investor Class shares modestly trailed.

Equity Income Fund Review

For the fiscal six-month period ended April 30, 2017, the Equity Income Fund Investor Class and Institutional Class returned 13.42% and 13.66%, respectively, outperforming the 11.69% total return of the Russell 1000® Value Index and the 13.32% total return of the S&P 500® Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were financial services and energy, while producer durables were the largest detractor. Cash was also a detractor due to the market’s double-digit upswing during the period. Stocks that were most additive to relative performance were CNO Financial Group, Inc. (CNO) (“CNO Financial Group”), Bank of America Corp. (BAC) (“Bank of America”) and Voya Financial Inc. (VOYA) (“Voya Financial”). Most notable detractors were KBR, Inc. (KBR) (“KBR”), Herbalife Ltd. (HLF) (“Herbalife”) and Tyson Foods, Inc. (TSN) (“Tyson Foods”).

CNO Financial Group experienced a strong rebound in the period, as the market realized that accounting concerns surrounding a previously divested business were overblown.  Bank of America, along with other financials, rose sharply after the election due to expectations of a steeper yield curve and more relaxed regulatory environment.  Voya Financial also contributed strongly for reasons similar to Bank of America, as well as improvements in their variable rate annuity business.

The Equity Income Fund was most negatively impacted by its ownership in KBR, an engineering and construction company, which saw share price weakness due to disappointing quarterly results. In its earnings conference call, the company disclosed a charge on several fixed priced projects due to cost overruns.  Herbalife, a global nutritional supplements marketer, saw share price weakness on concerns over a senior management change and the ability of the company to comply with upcoming FTC guidelines. Tyson Foods underperformed during the period due to flattening earnings trends after a period of strong growth, as well as some legal uncertainties related to industry pricing.

Small Cap Value Fund Review

For the fiscal six-month period ended April 30, 2017, the Small Cap Value Fund Investor Class and Institutional Class returned 13.49% and 13.67%, respectively. The Fund underperformed the 18.26% total return of the Russell 2000® Value Index benchmark and the 18.37% total return of the Russell 2000® Index.  Sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 2000® Value Index were energy and financial services, while the most notable detractors were producer durables and technology. Cash was a detractor due to the market’s strong double-digit gains. Strongest contributors to performance were CNO Financial Group, Comtech Telecommunications Corp. (CMTL) (“Comtech Telecommunications”) and Park Sterling Corp. (PSTB) (“Park Sterling”).  Stocks that detracted the most from relative performance were KBR, Virtus Investment Partners, Inc. (VRTS) (“Virtus Investment Partners”) and ARRIS International plc (ARRS) (“ARRIS International”).

The Fund was most positively impacted by its ownership of CNO Financial Group, Comtech Telecommunications and Park Sterling. CNO Financial Group was discussed earlier in this letter.  Comtech Telecommunications, a communication solutions provider, benefited from positive earnings and sentiment improvement in their business prospects, including two potential projects that could materially strengthen their book of business.  Park Sterling, a bank holding company, benefited from expectations of a steeper yield curve and a more relaxed regulatory environment.  The company was acquired at a premium during the period.

The Fund was negatively impacted the most by its ownership in KBR, Virtus Investment Partners, and ARRIS International. KBR was discussed earlier in this letter. The share price of Virtus Investment Partners, a company that provides investment products to individuals and institutions, experienced a decline following their earnings report.  While asset flows and revenues were favorable, higher than expected operating costs negatively impacted results.  ARRIS International, a supplier of equipment and network infrastructure to broadband internet service providers, experienced share price weakness due to disappointing earnings guidance.  Though orders from their core customers in the first quarter fell short of guidance, they are expected to improve in the long term.

Diversified Large Cap Value Fund Review

For the fiscal six-month period ended April 30, 2017, the Diversified Large Cap Value Fund Investor Class and Institutional Class returned 13.08% and 13.28%, respectively, outperforming the 11.69% total return of the Russell 1000® Value Index, and underperforming the 13.32% total return of the broader S&P 500® Index.  Sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell 1000® Value Index were financial services and energy, while producer durables was the most notable detractor. Cash was a detractor due to positive market performance during the period.  Stocks that were most accretive to relative performance were CNO Financial Group, Bank of America, and Arconic, Inc. (ARNC) (“Arconic”).  Most notable detractors to relative performance were KBR, Herbalife, and Tyson Foods.

The Fund’s largest positive contributors, CNO Financial Group and Bank of America, were discussed earlier in this letter. Arconic, a spinoff from Alcoa Corp. that is engaged in lightweight metals engineering and manufacturing, benefitted from an activist campaign which has the potential to push the company to cut costs and improve margins.

The Fund’s largest negative contributors, KBR, Herbalife, and Tyson Foods, were discussed earlier in this letter.

Mid Cap Value Fund Review

For the fiscal six-month period ended April 30, 2017, the Mid Cap Value Fund Investor Class and Institutional Class returned 12.41% and 12.52%, respectively, versus the 12.42% total return of the Russell Midcap® Value Index.  The sectors that contributed most positively to the Fund’s performance relative to the benchmark Russell Midcap® Value Index were financial services and energy, while the sectors that detracted the most from relative performance were technology and producer durables. Stocks that were most additive to relative performance were CNO Financial Group, Arconic, and Mercer International, Inc. (MERC) (“Mercer International”). Most notable detractors from relative performance were KBR, Virtus Investment Partners, and Iconix Brand Group, Inc. (ICON) (“Iconix Brand Group”).

The Fund’s largest positive contributors, CNO Financial Group and Arconic, were discussed earlier in this letter, as were its largest detractors, KBR and Virtus Investment Partners.

Mercer International, a producer of pulp, made an accretive acquisition which the market viewed as a good use of cash on their balance sheet.

Iconix Brand Group, a company engaged in the licensing and marketing of consumer brands, saw share price reduction due to concerns regarding balance sheet leverage and weak underlying business fundamentals. The company has new management in place and we believe they can improve operations and maximize the value of the company’s brands.  Additionally, management seeks to de-lever the balance sheet through asset sales and by utilizing cash flow to pay down debt.

Outlook

In contrast to the strong rally in deep value and small capitalization stocks at the end of 2016, the first 4 months of 2017 have seen a renewed interest in large capitalization growth stocks.  This is partially due to narrowing of the valuation gap between growth and value stocks, as well as small and large cap stocks.  Additionally, anticipation of drastic overhauls by the Trump administration in areas such as healthcare policy, tax reform, and infrastructure spending, appear to have abated somewhat, further contributing to renewed interest in large cap stocks.  In our view, the interest in growth stocks may be overdone, favoring a disciplined and long-term contrarian value approach.

In general, Huber Capital Management, LLC (“HCM”) maintains a high degree of optimism with respect to its portfolios.  Despite adverse market conditions that provided significant challenges for active value managers over the past three years, HCM has remained disciplined to its philosophy and process, populating its portfolios with companies we believe have tangible valuation support and meaningful potential upside. It continues to be HCM’s view that a company’s valuation should ultimately revert to reflect its normalized cash generation capabilities and that populating a portfolio with companies which trade at a discount to normalized earnings should produce superior risk-adjusted returns over time.

With respect to portfolio positioning, we strive to maintain neutrality with respect to the weight of important factors in the macro-economy, consistent with being a 100% bottom-up manager.  In our view, benchmarks have become price momentum strategies, particularly with the focus of investment flows recently into passive strategies.  As such, sector weights within indices may not be reflective of the weight of the underlying factor in the macro-economy.  Further, frequently used classification schema (e.g. GICS) may assign companies to sectors which, in our view, don’t accurately reflect the company’s primary exposure.  For this reason, although we maintain factor neutrality with respect to the macro-economy, we may at times appear to be over- or under-weight relative to the sector weights of the Funds’ corresponding benchmarks.

Currently, relative to the Russell 2000 Value Index, the Small Cap Value Fund is overweight materials & processing, consumer discretionary and producer durables and underweight energy, financial services, utilities, health care and technology. Relative to the Russell 1000 Value Index, the Equity Income Fund is overweight consumer discretionary, technology, producer durables and health care and underweight financial services, utilities, energy, material and processing and consumer staples.  Relative to the Russell 1000 Value Index, the Diversified Large Cap Value Fund is overweight consumer discretionary, technology, producer durables and health care and underweight financial services, utilities, energy, materials and processing and consumer staples.  Relative to the Russell Midcap Value Index, the Mid Cap Value Fund is overweight materials and processing, consumer discretionary, financial services, producer durables and technology and underweight utilities, energy, health care and consumer staples.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Value Index (“RMV”), an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It is a market capitalization weighted index representing the smallest 800 companies of the Russell 1000® Index.  It includes those Russell Midcap companies with lower price-to-book ratios and lower expected growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index.  The Funds’ returns may not correlate with the returns of their benchmark indexes.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Huber Funds

EXPENSE EXAMPLE – April 30, 2017 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund (“Equity Income Fund”), Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), and Huber Capital Mid Cap Value Fund (“Mid Cap Value Fund”) Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/16 – 4/30/17).

Actual Expenses
For each class of the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund and the Mid Cap Value Fund two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.39% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.75% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund, 1.15% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund, and 1.40% for Investor Class shares and 1.10% for Institutional Class shares of the Mid Cap Value Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Huber Funds

EXPENSE EXAMPLE – April 30, 2017 (Unaudited), Continued

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/16	4/30/17	11/1/16 – 4/30/17	Ratio*
Investor Class
Actual	$1,000.00	$1,134.20	$7.36	1.39%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.90	$6.95	1.39%

Institutional Class
Actual	$1,000.00	$1,136.60	$5.24	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$4.96	0.99%

Small Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/16	4/30/17	11/1/16 – 4/30/17	Ratio*
Investor Class
Actual	$1,000.00	$1,134.90	$9.16	1.73%
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.22	$8.65	1.73%

Institutional Class
Actual	$1,000.00	$1,136.70	$7.05	1.33%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.20	$6.66	1.33%

Huber Funds

EXPENSE EXAMPLE – April 30, 2017 (Unaudited), Continued

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/16	4/30/17	11/1/16 – 4/30/17	Ratio*
Investor Class
Actual	$1,000.00	$1,130.80	$5.28	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

Institutional Class
Actual	$1,000.00	$1,132.80	$3.97	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

Mid Cap Value Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	11/1/16	4/30/17	11/1/16 – 4/30/17	Ratio*
Investor Class
Actual	$1,000.00	$1,124.10	$7.37	1.40%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.85	$7.00	1.40%

Institutional Class
Actual	$1,000.00	$1,125.20	$5.80	1.10%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.34	$5.51	1.10%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2017 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2017 (Unaudited)

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

HUBER CAPITAL MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 98.74%	Value
	Advertising Agencies - 1.37%
190,500	Aimia, Inc. (a)	$1,273,532

	Aerospace & Defense - 6.05%
49,866	Arconic, Inc.	1,362,838
17,400	Northrop Grumman Corp.	4,279,704
		5,642,542
	Air Transport - 1.73%
8,500	FedEx Corp.	1,612,450

	Banks: Diversified - 3.71%
39,600	SunTrust Banks, Inc.	2,249,676
22,500	Wells Fargo & Co.	1,211,400
		3,461,076
	Chemicals: Diversified - 1.00%
9,600	BASF SE - ADR	933,946

	Communications Equipment - 2.78%
76,200	Cisco Systems, Inc.	2,596,134

	Computer Services, Software
	& Systems - 8.39%
122,200	CA, Inc.	4,011,826
55,700	Microsoft Corp.	3,813,222
		7,825,048
	Computer Technology - 1.35%
43,000	Hewlett Packard Enterprise Co.	801,090
24,300	HP, Inc.	457,326
		1,258,416
	Consumer Lending - 1.17%
55,320	Ally Financial, Inc.	1,095,336

	Diversified Financial Services - 12.98%
156,900	Bank of America Corp.	3,662,046
76,000	Citigroup, Inc.	4,493,120
45,400	JPMorgan Chase & Co.	3,949,800
		12,104,966
	Diversified Retail - 0.90%
11,200	Wal-Mart Stores, Inc.	842,016

	Electronic Components - 0.51%
6,095	TE Connectivity Ltd.	471,570

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares		Value
	Engineering & Contracting Services - 6.11%
405,930	KBR, Inc.	$5,703,316

	Foods - 7.08%
22,100	ConAgra Foods, Inc.	857,038
69,783	Herbalife Ltd. (b)	4,414,473
20,800	Tyson Foods, Inc. - Class A	1,336,608
		6,608,119
	Health Care Providers and Services - 0.09%
900	VCA, Inc. (b)	82,413

	Homebuilding - 1.37%
29,871	Lennar Corp. - Class B	1,272,803

	Household Equipment & Products - 1.90%
24,748	Tupperware Brands Corp.	1,777,154

	Insurance: Life - 4.05%
179,300	CNO Financial Group, Inc.	3,777,851

	Insurance: Multi-Line - 2.23%
14,200	American International Group, Inc.	864,922
32,604	Voya Financial, Inc.	1,218,738
		2,083,660
	Media - 1.11%
10,400	Time Warner, Inc.	1,032,408

	Oil: Crude Producers - 0.29%
51,300	Chesapeake Energy Corp. (b)	269,838

	Oil: Integrated - 3.53%
42,300	BP plc - ADR	1,451,736
35,234	Royal Dutch Shell plc - Class A - ADR	1,838,862
		3,290,598
	Oil Well Equipment & Services - 1.25%
148,114	Ensco plc - Class A	1,168,619

	Pharmaceuticals - 10.78%
2,900	Allergan plc (a)	707,194
37,100	Eli Lilly & Co.	3,044,426
43,900	Merck & Co., Inc.	2,736,287
105,300	Pfizer, Inc.	3,571,776
		10,059,683

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares		Value
	Shipping - 5.33%
273,934	Euronav SA (a)	$2,164,079
122,912	Golar LNG Partners LP (a)	2,806,081
		4,970,160
	Software - 0.47%
9,800	Oracle Corp.	440,608

	Specialty Retail - 1.74%
10,400	Home Depot, Inc.	1,623,440

	Steel - 0.20%
4,615	Carpenter Technology Corp.	187,369

	Telecommunications Equipment - 1.48%
53,000	ARRIS International plc (a)(b)	1,377,470

	Tobacco - 3.78%
31,800	Philip Morris International, Inc.	3,524,712

	Utilities: Electrical - 4.01%
19,000	Entergy Corp.	1,448,940
66,300	Exelon Corp.	2,295,969
		3,744,909
	TOTAL COMMON STOCKS
	(Cost $71,352,048)	92,112,162

	SHORT-TERM INVESTMENTS - 1.18%
551,199	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.64% (c)	551,199
551,198	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.61% (c)	551,198
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,102,397)	1,102,397
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $72,454,445) - 99.92%	93,214,559
	Other Assets in Excess of Liabilities - 0.08%	77,900
	NET ASSETS - 100.00%	$93,292,459

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 95.23%	Value
	Advertising Agencies - 2.09%
313,300	Aimia, Inc. (a)	$2,094,411

	Aluminum - 2.78%
33,015	Kaiser Aluminum Corp.	2,786,796

	Asset Management & Custodian - 10.01%
131,125	OM Asset Management plc	2,040,305
995,900	Uranium Participation Corp. (a)(b)	2,859,916
48,296	Virtus Investment Partners, Inc.	5,138,694
		10,038,915
	Banks: Diversified - 12.51%
24,519	First Bancorp	736,551
12,356	First Citizens BancShares, Inc. - Class A	4,300,629
251,086	First Horizon National Corp.	4,607,428
235,733	Park Sterling Corp.	2,899,516
		12,544,124
	Chemicals - 0.09%
7,700	Flotek Industries, Inc. (b)	92,477

	Chemicals: Specialty - 5.84%
88,652	Innospec, Inc.	5,851,032

	Commercial Vehicles & Parts - 0.82%
32,453	Miller Industries, Inc.	824,306

	Communications Equipment - 4.16%
297,907	Comtech Telecommunications Corp.	4,173,677

	Computer Services, Software
	& Systems - 3.32%
45,652	Science Applications International Corp.	3,332,140

	Consumer Lending - 4.34%
114,587	Enova International, Inc. (b)	1,627,135
228,991	EZCORP, Inc. - Class A (b)	2,072,369
14,513	Nelnet, Inc. - Class A	653,230
		4,352,734
	Containers & Packaging - 0.68%
25,489	UFP Technologies, Inc. (b)	680,556

	Diversified Manufacturing Operations - 2.24%
172,367	Harsco Corp. (b)	2,249,389

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares		Value
	Engineering & Contracting Services - 6.66%
475,118	KBR, Inc.	$6,675,408

	Equity REIT - Timber - 0.98%
83,901	CatchMark Timber Trust, Inc. - Class A	982,481

	Health Care Equipment & Surplus - 1.40%
28,578	CONMED Corp.	1,404,894

	Health Care Facilities - 0.90%
57,538	Tenet Healthcare Corp. (b)	901,620

	Health Care Providers and Services - 0.18%
2,000	VCA, Inc. (b)	183,140

	Homebuilding - 2.50%
114,145	William Lyon Homes - Class A (b)	2,511,190

	Household Equipment & Products - 3.31%
46,163	Tupperware Brands Corp.	3,314,965

	Insurance: Life - 3.84%
182,857	CNO Financial Group, Inc.	3,852,797

	Oil, Gas & Consumable Fuels - 2.05%
101,424	Hoegh LNG Partners LP (a)	2,053,836

	Paper - 1.84%
40,380	Kapstone Paper and Packaging Corp.	851,614
81,134	Mercer International, Inc.	989,835
		1,841,449
	Real Estate Investment Trusts (REITs) - 7.96%
164,062	Government Properties Income Trust	3,497,802
124,674	Granite Real Estate Investment Trust (a)	4,483,277
		7,981,079
	Restaurants - 2.00%
51,400	Boston Pizza Royalties Income Fund (a)	866,802
87,500	Pizza Pizza Royalty Corp. (a)	1,139,061
		2,005,863
	Shipping - 2.85%
1,391,873	Teekay Tankers Ltd. - Class A	2,853,340

	Steel - 0.95%
23,423	Carpenter Technology Corp.	950,974

	Telecommunications Equipment - 2.39%
92,106	ARRIS International plc (a)(b)	2,393,835

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares		Value
	Textiles, Apparel & Shoes - 2.73%
391,721	Iconix Brand Group, Inc. (b)	$2,742,047

	Utilities: Electrical - 3.81%
63,210	Great Plains Energy, Inc.	1,870,384
42,914	Portland General Electric Co.	1,945,721
		3,816,105
	TOTAL COMMON STOCKS
	(Cost $82,472,502)	95,485,580

	SHORT-TERM INVESTMENTS - 1.53%
770,123	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.64% (c)	770,123
770,122	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.61% (c)	770,122
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,540,245)	1,540,245
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $84,012,747) - 96.76%	97,025,825
	Other Assets in Excess of Liabilities - 3.24%	3,243,809
	NET ASSETS - 100.00%	$100,269,634

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 99.81%	Value
	Aerospace & Defense - 5.85%
3,300	Arconic, Inc.	$90,189
700	Northrop Grumman Corp.	172,172
		262,361
	Air Transport - 1.69%
400	FedEx Corp.	75,880

	Banks: Diversified - 3.21%
1,400	SunTrust Banks, Inc.	79,534
1,200	Wells Fargo & Co.	64,608
		144,142
	Chemicals: Diversified - 1.08%
500	BASF SE - ADR	48,643

	Communications Equipment - 3.11%
4,100	Cisco Systems, Inc.	139,687

	Computer Services, Software
	& Systems - 9.41%
5,600	CA, Inc.	183,848
2,500	Microsoft Corp.	171,150
1,500	Oracle Corp.	67,440
		422,438
	Computer Technology - 1.33%
2,000	Hewlett Packard Enterprise Co.	37,260
1,200	HP, Inc.	22,584
		59,844
	Consumer Lending - 0.93%
2,100	Ally Financial, Inc.	41,580

	Diversified Financial Services - 11.39%
7,100	Bank of America Corp.	165,714
2,900	Citigroup, Inc.	171,448
2,000	JPMorgan Chase & Co.	174,000
		511,162
	Diversified Retail - 1.34%
800	Wal-Mart Stores, Inc.	60,144

	Electronic Components - 0.52%
300	TE Connectivity Ltd.	23,211

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares		Value
	Electronic Equipment, Instruments
	& Components - 0.51%
800	Corning, Inc.	$23,080

	Engineering & Contracting Services - 6.58%
21,030	KBR, Inc.	295,472

	Financial Data & Systems - 1.91%
1,400	First Data Corp. - Class A (b)	21,868
550	Mastercard, Inc. - Class A	63,976
		85,844
	Foods - 7.59%
1,400	ConAgra Foods, Inc.	54,292
3,080	Herbalife Ltd. (b)	194,841
500	Lamb Weston Holdings, Inc.	20,875
1,100	Tyson Foods, Inc. - Class A	70,686
		340,694
	Health Care Providers & Services - 0.20%
100	VCA, Inc. (b)	9,157

	Homebuilding - 0.85%
900	Lennar Corp. - Class B	38,349

	Household Equipment & Products - 1.44%
900	Tupperware Brands Corp.	64,629

	Insurance: Life - 3.51%
7,473	CNO Financial Group, Inc.	157,456

	Insurance: Multi-Line - 1.73%
600	American International Group, Inc.	36,546
1,100	Voya Financial, Inc.	41,118
		77,664
	IT Services - 0.29%
171	DXC Technology Co. (b)	12,883

	Media - 1.55%
700	Time Warner, Inc.	69,489

	Oil, Gas & Consumable Fuels - 0.43%
400	ConocoPhillips	19,164

	Oil: Crude Producers - 0.38%
3,200	Chesapeake Energy Corp. (b)	16,832

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares		Value
	Oil: Integrated - 3.39%
2,000	BP plc - ADR	$68,640
1,600	Royal Dutch Shell plc - Class A - ADR	83,504
		152,144
	Oil Well Equipment & Services - 1.97%
11,185	Ensco plc - Class A	88,250

	Pharmaceuticals - 10.27%
100	Allergan plc (a)	24,386
1,700	Eli Lilly & Co.	139,502
2,100	Merck & Co., Inc.	130,893
4,900	Pfizer, Inc.	166,208
		460,989
	Scientific Instruments: Control & Filter - 0.57%
500	Flowserve Corp.	25,435

	Shipping - 4.06%
8,300	Euronav SA (a)	65,570
5,100	Golar LNG Partners LP (a)	116,433
		182,003
	Specialty Retail - 2.09%
600	Home Depot, Inc.	93,660

	Telecommunications Equipment - 0.93%
1,600	ARRIS International plc (a)(b)	41,584

	Tobacco - 3.70%
1,500	Philip Morris International, Inc.	166,260

	Utilities: Electrical - 5.12%
300	American Electric Power Co., Inc.	20,349
900	Entergy Corp.	68,634
3,300	Exelon Corp.	114,279
200	NextEra Energy, Inc.	26,712
		229,974
	Utilities: Telecommunications - 0.88%
400	Verizon Communications, Inc.	18,364
800	Vodafone Group plc - ADR	20,952
		39,316
	TOTAL COMMON STOCKS
	(Cost $3,529,935)	4,479,420

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 0.26%	Value
5,863	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.64% (c)	$5,863
5,863	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.61% (c)	5,863
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,726)	11,726
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,541,661) - 100.07%	4,491,146
	Liabilities in Excess
	of Other Assets - (0.07)%	(2,967)
	NET ASSETS - 100.00%	$4,488,179

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited)

Shares	COMMON STOCKS - 96.51%	Value
	Advertising Agencies - 0.29%
700	Aimia, Inc. (a)	$4,680

	Aerospace & Defense - 2.38%
1,400	Arconic, Inc.	38,262

	Aluminum - 2.10%
400	Kaiser Aluminum Corp.	33,764

	Asset Management & Custodian - 9.56%
2,100	OM Asset Management plc	32,676
16,100	Uranium Participation Corp. (a)(b)	46,234
700	Virtus Investment Partners, Inc.	74,480
		153,390
	Banks: Diversified - 10.07%
100	First Citizens BancShares, Inc. - Class A	34,806
3,500	First Horizon National Corp.	64,225
1,100	SunTrust Banks, Inc.	62,491
		161,522
	Chemicals - 0.44%
589	Flotek Industries, Inc. (b)	7,074

	Chemicals: Specialty - 9.46%
2,300	Innospec, Inc.	151,799

	Communications Equipment - 2.82%
3,231	Comtech Telecommunications Corp.	45,266

	Computer Services, Software
	& Systems - 6.07%
2,300	CA, Inc.	75,509
300	Science Applications International Corp.	21,897
		97,406
	Computer Technology - 0.81%
700	Hewlett Packard Enterprise Co.	13,041

	Consumer Lending - 4.49%
3,800	Enova International, Inc. (b)	53,960
2,000	EZCORP, Inc. - Class A (b)	18,100
		72,060
	Diversified Manufacturing Operations - 1.14%
1,400	Harsco Corp. (b)	18,270

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares		Value
	Engineering & Contracting Services - 4.99%
5,701	KBR, Inc.	$80,099

	Foods - 7.23%
200	ConAgra Foods, Inc.	7,756
1,200	Herbalife Ltd. (b)	75,912
466	Lamb Weston Holdings, Inc.	19,456
200	Tyson Foods, Inc. - Class A	12,852
		115,976
	Health Care Equipment & Surplus - 0.92%
300	CONMED Corp.	14,748

	Health Care Facilities - 0.78%
800	Tenet Healthcare Corp. (b)	12,536

	Health Care Providers and Services - 2.28%
400	VCA, Inc. (b)	36,628

	Homebuilding - 1.70%
170	Lennar Corp. - Class B	7,244
910	William Lyon Homes - Class A (b)	20,020
		27,264
	Household Equipment & Products - 1.34%
300	Tupperware Brands Corp.	21,543

	Insurance: Life - 2.18%
1,660	CNO Financial Group, Inc.	34,976

	Oil: Crude Producers - 0.36%
1,100	Chesapeake Energy Corp. (b)	5,786

	Oil Well Equipment & Services - 1.08%
2,200	Ensco plc - Class A	17,358

	Paper - 1.28%
800	Kapstone Paper and Packaging Corp.	16,872
305	Mercer International, Inc.	3,721
		20,593
	Real Estate Investment Trusts (REITs) - 6.73%
2,200	Government Properties Income Trust	46,904
1,700	Granite Real Estate Investment Trust (a)	61,132
		108,036

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2017 (Unaudited), Continued

Shares		Value
	Shipping - 7.55%
2,200	Golar LNG Partners LP (a)	$50,226
34,618	Teekay Tankers Ltd. - Class A	70,967
		121,193
	Telecommunications Equipment - 1.80%
1,113	ARRIS International plc (a)(b)	28,927

	Textiles, Apparel & Shoes - 2.51%
5,749	Iconix Brand Group, Inc. (b)	40,243

	Utilities: Electrical - 4.15%
500	Entergy Corp.	38,130
500	Great Plains Energy, Inc.	14,795
300	Portland General Electric Co.	13,602
		66,527
	TOTAL COMMON STOCKS
	(Cost $1,384,550)	1,548,967

	SHORT-TERM INVESTMENTS - 5.01%
40,168	Morgan Stanley Institutional Liquidity
	Funds - Government Portfolio, 0.64% (c)	40,168
40,169	Morgan Stanley Institutional Liquidity
	Funds - Treasury Portfolio, 0.61% (c)	40,169
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $80,337)	80,337
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,464,887) - 101.52%	1,629,304
	Liabilities in Excess
	of Other Assets - (1.52)%	(24,348)
	NET ASSETS - 100.00%	$1,604,956

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2017 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $72,454,445 and
$84,012,747, respectively)	$93,214,559	$97,025,825
Cash	22,700	4,107
Receivables
Fund shares issued	—	95
Investment securities sold	201,004	3,432,051
Dividends and interest	23,514	162,828
Dividend tax reclaim	4,737	3,573
Prepaid expenses	12,268	12,757
Total assets	93,478,782	100,641,236
LIABILITIES
Payables
Fund shares redeemed	5,900	16,716
Investment securities purchased	—	91,614
Advisory fees	51,736	80,773
12b-1 distribution fees	35,205	54,447
Administration fees	24,332	27,428
Audit fees	10,410	10,410
Chief Compliance Officer fee	2,213	2,213
Custody fees	2,759	5,831
Fund accounting fees	11,415	15,061
Shareholder servicing fees	23,205	37,645
Transfer agent fees and expenses	14,771	20,544
Trustees’ fees	—	383
Accrued expenses	4,377	8,537
Total liabilities	186,323	371,602
NET ASSETS	$93,292,459	$100,269,634

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2017 (Unaudited), Continued

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$16,743,709	$25,412,134
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,158,518	1,587,887
Net asset value, offering and redemption
price per share (Note 1)	$14.45	$16.00
Institutional Class
Net assets applicable to shares outstanding	$76,548,750	$74,857,500
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	5,286,876	4,619,817
Net asset value, offering and redemption
price per share (Note 1)	$14.48	$16.20
COMPONENTS OF NET ASSETS
Paid-in capital	$75,988,576	$96,242,001
Undistributed net investment income	309,631	313,100
Accumulated net realized loss on investments
and foreign currency	(3,765,862)	(9,298,317)
Net unrealized appreciation on investments
and foreign currency	20,760,114	13,012,850
Net assets	$93,292,459	$100,269,634

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2017 (Unaudited)

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $3,541,661 and
$1,464,887, respectively)	$4,491,146	$1,629,304
Cash	1,000	—
Receivables
Investment securities sold	12,703	15,731
Dividends and interest	1,410	2,066
Dividend tax reclaim	2,671	27
Due from Adviser (Note 4)	14,405	15,300
Prepaid expenses	16,871	18,431
Total assets	4,540,206	1,680,859
LIABILITIES
Payables
Investment securities purchased	—	29,388
12b-1 distribution fees	4,091	392
Administration fees	10,073	10,649
Audit fees	10,410	10,404
Chief Compliance Officer fee	2,212	2,213
Custody fees	1,089	2,617
Fund accounting fees	8,100	8,174
Shareholder servicing fees	4,699	1,286
Transfer agent fees and expenses	8,194	7,582
Trustees’ fees	323	316
Accrued expenses	2,836	2,882
Total liabilities	52,027	75,903
NET ASSETS	$4,488,179	$1,604,956

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2017 (Unaudited), Continued

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,419,890	$299,954
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	108,726	26,230
Net asset value, offering and redemption
price per share (Note 1)	$13.06	$11.44
Institutional Class
Net assets applicable to shares outstanding	$3,068,289	$1,305,002
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	233,748	113,866
Net asset value, offering and redemption
price per share (Note 1)	$13.13	$11.46
COMPONENTS OF NET ASSETS
Paid-in capital	$3,760,202	$1,393,953
Undistributed net investment income	29,195	4,096
Accumulated net realized gain/(loss) on investments
and foreign currency	(250,703)	42,492
Net unrealized appreciation on investments
and foreign currency	949,485	164,415
Net assets	$4,488,179	$1,604,956

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2017 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld
of $19,993 and $43,472, respectively)	$1,160,469	$1,242,449
Interest	3,382	2,781
Total investment income	1,163,851	1,245,230
Expenses
Advisory fees (Note 4)	470,964	567,231
Administration fees (Note 4)	47,975	55,067
Transfer agent fees and expenses (Note 4)	28,202	36,360
Fund accounting fees (Note 4)	22,426	27,543
12b-1 distribution fees – Investor Class (Note 6)	21,058	33,392
Registration fees	14,871	14,523
Shareholder servicing fees – Investor Class (Note 5)	12,635	20,035
Audit fees	10,420	10,419
Custody fees (Note 4)	8,571	13,087
Trustee fees	5,446	6,192
Chief Compliance Officer fee (Note 4)	4,463	4,463
Legal fees	3,698	3,759
Reports to shareholders	2,476	5,130
Insurance expense	1,614	1,918
Miscellaneous expense	3,364	4,543
Total expenses	658,183	803,662
Less: advisory fee waiver (Note 4)	(153,526)	(31,960)
Net expenses	504,657	771,702
Net investment income	659,194	473,528

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	5,175,799	344,329
Foreign currency	(380)	(120)
Net change in unrealized appreciation/(depreciation) on:
Investments	6,315,130	14,773,981
Foreign currency	—	(78)
Net realized and unrealized gain on investments
and foreign currency	11,490,549	15,118,112
Net Increase in Net Assets Resulting
from Operations	$12,149,743	$15,591,640

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2017 (Unaudited)

	Huber Capital
	Diversified	Huber Capital
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld
of $1,421 and $228, respectively)	$84,974	$15,268
Interest	413	169
Total investment income	85,387	15,437
Expenses
Advisory fees (Note 4)	24,935	7,500
Administration fees (Note 4)	20,200	20,697
Registration fees	16,481	17,437
Transfer agent fees and expenses (Note 4)	16,030	15,090
Fund accounting fees (Note 4)	16,019	15,988
Audit fees	10,419	10,414
Trustee fees	5,404	5,386
Chief Compliance Officer fee (Note 4)	4,462	4,463
Legal fees	3,283	3,617
Custody fees (Note 4)	3,125	6,492
12b-1 distribution fees – Investor Class (Note 6)	2,515	289
Insurance expense	823	574
Reports to shareholders	522	467
Shareholder servicing fees – Institutional Class (Note 5)	—	635
Shareholder servicing fees – Investor Class (Note 5)	—	173
Miscellaneous expense	2,145	1,950
Total expenses	126,363	111,172
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(98,913)	(102,575)
Net expenses	27,450	8,597
Net investment income	57,937	6,840

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	509,330	67,145
Foreign currency	(21)	(7)
Net increase from payment by affiliate on the
disposal of investments in violation of
investment restrictions (Note 10)	—	94
Net change in unrealized appreciation on:
Investments	329,283	89,733
Foreign currency	—	1
Net realized and unrealized gain on investments	838,592	156,966
Net Increase in Net Assets
Resulting from Operations	$896,529	$163,806

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$659,194	$1,523,690
Net realized gain/(loss) on:
Investments	5,175,799	(7,439,344)
Foreign currency	(380)	(28)
Capital gain distributions from regulated
investment companies	—	1,314
Net change in unrealized appreciation/
(depreciation) on:
Investments	6,315,130	5,299,595
Net increase/(decrease) in net assets
resulting from operations	12,149,743	(614,773)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(214,453)	(213,755)
Institutional Class	(1,308,010)	(1,165,785)
Total distributions to shareholders	(1,522,463)	(1,379,540)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(8,229,782)	(11,023,886)
Total increase/(decrease) in net assets	2,397,498	(13,018,199)
NET ASSETS
Beginning of period	90,894,961	103,913,160
End of period	$93,292,459	$90,894,961
Undistributed net investment income
at end of period	$309,631	$1,172,900

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	35,433	$493,031	170,798	$2,125,349
Shares issued
on reinvestments
of distributions	15,207	210,777	15,182	194,484
Shares redeemed**	(153,513)	(2,151,635)	(618,479)	(7,631,782)
Net decrease	(102,873)	$(1,447,827)	(432,499)	$(5,311,949)
** Net of redemption
fees of		$13		$123

	Institutional Class
	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	28,198	$399,378	316,155	$3,832,165
Shares issued
on reinvestments
of distributions	92,670	1,285,327	85,133	1,091,409
Shares redeemed	(594,954)	(8,466,660)	(855,303)	(10,635,511)
Net decrease	(474,086)	$(6,781,955)	(454,015)	$(5,711,937)

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$473,528	$1,513,230
Net realized gain/(loss) on:
Investments	344,329	(6,404,414)
Foreign currency	(120)	(1,460)
Capital gain distributions from regulated
investment companies	—	2,376
Net change in unrealized
appreciation/(depreciation) on:
Investments	14,773,981	(11,526,050)
Foreign currency	(78)	534
Net increase/(decrease) in net assets resulting
from operations	15,591,640	(16,415,784)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(324,439)	(315,865)
Institutional Class	(1,147,740)	(1,716,263)
Total distributions to shareholders	(1,472,179)	(2,032,128)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(34,761,003)	(77,397,421)
Total decrease in net assets	(20,641,542)	(95,845,333)
NET ASSETS
Beginning of period	120,911,176	216,756,509
End of period	$100,269,634	$120,911,176
Undistributed net investment income
at end of period	$313,100	$1,311,751

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	21,309	$341,372	103,711	$1,426,610
Shares issued
on reinvestments
of distributions	19,352	314,088	20,603	296,276
Shares redeemed**	(256,027)	(4,027,969)	(2,126,862)	(28,026,555)
Net decrease	(215,366)	$(3,372,509)	(2,002,548)	$(26,303,669)
** Net of redemption
fees of		$7		$116

	Institutional Class
	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	47,526	$763,376	974,507	$12,907,754
Shares issued
on reinvestments
of distributions	67,761	1,111,968	95,834	1,394,379
Shares redeemed**	(2,083,804)	(33,263,838)	(4,837,214)	(65,395,885)
Net decrease	(1,968,517)	$(31,388,494)	(3,766,873)	$(51,093,752)
** Net of redemption
fees of		$59		$1,350

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$57,937	$122,282
Net realized gain/(loss) on:
Investments	509,330	(487,465)
Foreign currency	(21)	(1)
Capital gain distributions from regulated
investment companies	—	198
Net change in unrealized appreciation
on investments	329,283	506,773
Net increase in net assets resulting
from operations	896,529	141,787
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(33,892)	(27,622)
Institutional Class	(90,960)	(76,098)
Total distributions to shareholders	(124,852)	(103,720)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(3,069,943)	(100,632)
Total decrease in net assets	(2,298,266)	(62,565)
NET ASSETS
Beginning of period	6,786,445	6,849,010
End of period	$4,488,179	$6,786,445
Undistributed net investment income
at end of period	$29,195	$96,110

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

	Investor Class
	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,312	$42,439	2,245	$26,580
Shares issued
on reinvestments
of distributions	2,711	33,892	2,431	27,622
Shares redeemed	(70,935)	(927,115)	(21,659)	(230,917)
Net decrease	(64,912)	$(850,784)	(16,983)	$(176,715)

	Institutional Class
	Six Months Ended
	April 30, 2017		Year Ended
	(Unaudited)		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	—	$—
Shares issued
on reinvestments
of distributions	7,248	90,960	6,675	76,098
Shares redeemed	(175,950)	(2,310,119)	(1)	(15)
Net increase/(decrease)	(168,702)	$(2,219,159)	6,674	$76,083

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	December 31, 2015*
	April 30, 2017	to
	(Unaudited)	October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$6,840	$13,019
Net realized gain/(loss) on:
Investments	67,145	(4,470)
Foreign currency	(7)	6
Net increase from payment by affiliate on
the disposal of investments in violation
of investment restrictions (Note 10)	94	—
Capital gain distributions from regulated
investment companies	—	20
Net change in unrealized appreciation/
(depreciation) on:
Investments	89,733	74,682
Foreign currency	1	(1)
Net increase in net assets resulting
from operations	163,806	83,256
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(1,677)	—
Institutional Class	(14,112)	—
From net realized gain on investments
Investor Class	(2,606)	—
Institutional Class	(17,664)	—
Total distributions to shareholders	(36,059)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	146,980	1,246,973
Total increase in net assets	274,727	1,330,229
NET ASSETS
Beginning of period	1,330,229	—
End of period	$1,604,956	$1,330,229
Undistributed net investment income
at end of period	$4,096	$13,045

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

	Investor Class
	Six Months Ended		December 31, 2015*
	April 30, 2017		to
	(Unaudited)		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,466	$110,921	16,389	$146,973
Shares issued
on reinvestments
of distributions	375	4,283	—	—
Net increase	9,840	$115,204	16,389	$146,973

	Institutional Class
	Six Months Ended		December 31, 2015*
	April 30, 2017		to
	(Unaudited)		October 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	—	$—	111,086	$1,100,000
Shares issued
on reinvestments
of distributions	2,780	31,776	—	—
Net increase	2,780	$31,776	111,086	$1,100,000

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,
	2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$12.90		$13.09	$14.10	$13.16	$10.18	$8.82

Income from
investment operations:
Net investment income^	0.07		0.17	0.12	0.22	0.12	0.10
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.65		(0.23)	(0.93)	0.81	2.94	1.30
Total from
investment operations	1.72		(0.06)	(0.81)	1.03	3.06	1.40

Less distributions:
From net investment income	(0.17)		(0.13)	(0.20)	(0.09)	(0.08)	(0.04)
From net realized
gain on investments	—		—	—	(0.01)	—	—
Total distributions	(0.17)		(0.13)	(0.20)	(0.10)	(0.08)	(0.04)
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.01 ^	0.00 ^+	0.00 ^+

Net asset value, end of period	$14.45		$12.90	$13.09	$14.10	$13.16	$10.18

Total return	13.42	%‡	-0.47%	-5.73%	7.95%	30.30%	15.91%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$16,743		$16,277	$22,167	$30,765	$10,276	$8,255
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.71	%†	1.67%	1.79%	1.82%	2.03%	2.97%
After advisory fee waiver and
expense reimbursement	1.39	%†	1.35%~	1.43%	1.49%	1.40%	1.49%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.74	%†	1.02%	0.54%	1.24%	0.44%	(0.44%)
After advisory fee waiver and
expense reimbursement	1.06	%†	1.34%	0.90%	1.57%	1.07%	1.05%
Portfolio turnover rate	14.67	%‡	15.56%	15.44%	28.70%	29.36%	7.88%

+	Less than $0.005.
^	Based on average shares outstanding.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.39%.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,
	2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$12.95		$13.15	$14.18	$13.21	$10.20	$8.82

Income from
investment operations:
Net investment income^	0.10		0.21	0.18	0.28	0.16	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.66		(0.22)	(0.94)	0.83	2.95	1.31
Total from
investment operations	1.76		(0.01)	(0.76)	1.11	3.11	1.44

Less distributions:
From net investment income	(0.23)		(0.19)	(0.27)	(0.13)	(0.10)	(0.06)
From net realized
gain on investments	—		—	—	(0.01)	—	—
Total distributions	(0.23)		(0.19)	(0.27)	(0.14)	(0.10)	(0.06)
Redemption fees retained	—		—	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of period	$14.48		$12.95	$13.15	$14.18	$13.21	$10.20

Total return	13.66	%‡	-0.06%	-5.31%	8.47%	30.73%	16.42%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$76,549		$74,618	$81,746	$116,368	$46,752	$14,935
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.31	%†	1.31%	1.35%	1.32%	1.61%	2.43%
After advisory fee waiver and
expense reimbursement	0.99	%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	1.14	%†	1.36%	1.00%	1.64%	0.72%	(0.09%)
After advisory fee waiver and
expense reimbursement	1.46	%†	1.68%	1.36%	1.97%	1.34%	1.35%
Portfolio turnover rate	14.67	%‡	15.56%	15.44%	28.70%	29.36%	7.88%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months
	Ended
	April 30,
	2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$14.26		$15.12	$16.90	$17.02	$12.54	$10.19

Income from
investment operations:
Net investment income/(loss)^	0.05		0.11	0.03	(0.03)	(0.06)	(0.05)
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.88		(0.88)	(1.80)	(0.09)	4.57	2.40
Total from
investment operations	1.93		(0.77)	(1.77)	(0.12)	4.51	2.35

Less distributions:
From net investment income	(0.19)		(0.09)	—	—	(0.03)	—
From net realized
gain on investments	—		—	(0.01)	—	(0.00)+	—
Total distributions	(0.19)		(0.09)	(0.01)	—	(0.03)	—
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of period	$16.00		$14.26	$15.12	$16.90	$17.02	$12.54

Total return	13.49	%‡	-5.13%	-10.47%	-0.71%	36.07%	23.06%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$25,412		$25,720	$57,543	$125,084	$142,171	$20,935
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.78	%†	1.87%	2.01%	2.11%	2.19%	2.71%
After advisory fee waiver and
expense reimbursement	1.73	%†	1.58%~	1.77%	1.85%	1.85%	1.85%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.55	%†	0.54%	(0.03%)	(0.41%)	(0.70%)	(1.26%)
After advisory fee waiver and
expense reimbursement	0.60	%†	0.83%	0.21%	(0.15%)	(0.36%)	(0.40%)
Portfolio turnover rate	11.50	%‡	14.99%	27.30%	23.82%	4.28%	16.29%

+	Less than $0.005.
^	Based on average shares outstanding.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.75%.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	April 30,
	2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period	$14.45		$15.38	$17.14	$17.17	$12.60	$10.19

Income from
investment operations:
Net investment income^	0.08		0.15	0.16	0.07	0.04	0.01
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	1.90		(0.91)	(1.89)	(0.10)	4.56	2.40
Total from
investment operations	1.98		(0.76)	(1.73)	(0.03)	4.60	2.41

Less distributions:
From net investment income	(0.23)		(0.17)	(0.02)	—	(0.03)	—
From net realized
gain on investments	—		—	(0.01)	—	(0.00)+	—
Total distributions	(0.23)		(0.17)	(0.03)	—	(0.03)	—
Redemption fees retained	0.00	^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of period	$16.20		$14.45	$15.38	$17.14	$17.17	$12.60

Total return	13.67	%‡	-4.94%	-10.07%	-0.17%	36.65%	23.65%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$74,858		$95,191	$159,213	$200,819	$146,443	$19,540
Ratio of expenses to
average net assets:
Before advisory fee waiver and
expense reimbursement	1.39	%†	1.64%	1.59%	1.61%	1.69%	2.27%
After advisory fee waiver and
expense reimbursement	1.33	%†	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income/
(loss) to average net assets:
Before advisory fee waiver and
expense reimbursement	0.91	%†	0.79%	0.75%	0.14%	(0.11%)	(0.86%)
After advisory fee waiver and
expense reimbursement	0.97	%†	1.08%	0.99%	0.40%	0.23%	0.06%
Portfolio turnover rate	11.50	%‡	14.99%	27.30%	23.82%	4.28%	16.29%

+	Less than $0.005.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months					December 31,
	Ended					2012*
	April 30,					through
	2017		Year Ended October 31,			October 31,
	(Unaudited)		2016	2015	2014	2013
Net asset value, beginning of period	$11.73		$11.62	$12.43	$12.55	$10.00

Income from investment operations:
Net investment income^	0.10		0.19	0.14	0.12	0.08
Net realized and unrealized gain/(loss)
on investments and foreign currency
related transactions	1.43		0.06	(0.83)	0.92	2.47
Total from investment operations	1.53		0.25	(0.69)	1.04	2.55

Less distributions:
From net investment income	(0.20)		(0.14)	(0.09)	(0.14)	—
From net realized gain on investments	—		—	(0.03)	(1.02)	—
Total distributions	(0.20)		(0.14)	(0.12)	(1.16)	—

Net asset value, end of period	$13.06		$11.73	$11.62	$12.43	$12.55

Total return	13.08	%‡	2.23%	-5.56%	8.75%	25.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,420		$2,037	$2,215	$2,593	$89
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	4.00	%†	3.86%	4.00%	7.27%	19.32	%†
After advisory fee waiver
and expense reimbursement	1.00	%†	1.00%~	1.15%	1.25%	1.25	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(1.44	%)†	(1.17%)	(1.65%)	(5.05%)	(17.18	%)†
After advisory fee waiver
and expense reimbursement	1.56	%†	1.69%	1.20%	0.97%	0.89	%†
Portfolio turnover rate	20.00	%‡	25.66%	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.15%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months					December 31,
	Ended					2012*
	April 30,					through
	2017		Year Ended October 31,			October 31,
	(Unaudited)		2016	2015	2014	2013
Net asset value, beginning of period	$11.80		$11.71	$12.50	$12.61	$10.00

Income from investment operations:
Net investment income^	0.12		0.22	0.19	0.19	0.13
Net realized and unrealized gain/(loss)
on investments and foreign currency
related transactions	1.44		0.06	(0.83)	0.89	2.48
Total from investment operations	1.56		0.28	(0.64)	1.08	2.61

Less distributions:
From net investment income	(0.23)		(0.19)	(0.12)	(0.17)	—
From net realized gain on investments	—		—	(0.03)	(1.02)	—
Total distributions	(0.23)		(0.19)	(0.15)	(1.19)	—

Net asset value, end of period	$13.13		$11.80	$11.71	$12.50	$12.61

Total return	13.28	%‡	2.47%	-5.14%	9.12%	26.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,068		$4,749	$4,634	$4,882	$1,273
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	3.71	%†	3.61%	3.59%	8.49%	19.27	%†
After advisory fee waiver
and expense reimbursement	0.75	%†	0.75%	0.75%	0.75%	0.75	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(1.14	%)†	(0.94%)	(1.25%)	(6.19%)	(17.16	%)†
After advisory fee waiver
and expense reimbursement	1.82	%†	1.92%	1.59%	1.55%	1.36	%†
Portfolio turnover rate	20.00	%‡	25.66%	21.22%	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended		December 31, 2015*
	April 30, 2017		through
	(Unaudited)		October 31, 2016
Net asset value, beginning of period	$10.41		$10.00

Income from investment operations:
Net investment income^	0.04		0.08
Net realized and unrealized gain on
investments and foreign currency
related transactions	1.25		0.33
Total from investment operations	1.29		0.41

Less distributions:
From net investment income	(0.10)		—
From net realized gain on investments	(0.16)		—
Total distributions	(0.26)		—

Net asset value, end of period	$11.44		$10.41

Total return	12.41	%‡+	4.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$300		$170
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	14.94	%†	16.98	%†
After advisory fee waiver
and expense reimbursement	1.40	%†	1.32	%†~
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(12.90	)%†	(14.76	)%†
After advisory fee waiver
and expense reimbursement	0.64	%†	0.90	%†
Portfolio turnover rate	50.11	%‡	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
~	Effective April 1, 2016, the Adviser reduced the expense cap to 1.40%.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 10 for further details.

The accompanying notes are an integral part of these financial statements.

Huber Capital Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
	Six Months Ended		December 31, 2015*
	April 30, 2017		through
	(Unaudited)		October 31, 2016
Net asset value, beginning of period	$10.44		$10.00

Income from investment operations:
Net investment income^	0.06		0.11
Net realized and unrealized gain on
investments and foreign currency
related transactions	1.25		0.33
Total from investment operations	1.31		0.44

Less distributions:
From net investment income	(0.13)		—
From net realized gain on investments	(0.16)		—
Total distributions	(0.29)		—

Net asset value, end of period	$11.46		$10.44

Total return	12.52	%‡	4.40	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,305		$1,160
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	14.80	%†	17.67	%†
After advisory fee waiver
and expense reimbursement	1.10	%†	1.04	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(12.74	)%†	(15.31	)%†
After advisory fee waiver
and expense reimbursement	0.96	%†	1.32	%†
Portfolio turnover rate	50.11	%‡	79.44	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”), the Huber Capital Mid Cap Value Fund (the “Mid Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Fund Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax

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positions of the Equity Income Fund, the Small Cap Value Fund, and the Diversified Large Cap Value Fund, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Funds’ 2017 tax returns.  Management has analyzed the Mid Cap Value Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2016, or expected to be taken in the Fund’s 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund retained redemption fees of $13, $66, $0, and $0, respectively, during the six months ended April 30, 2017.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At April 30, 2017, the Funds had no investments in illiquid securities.

I.
New Accounting Pronouncement:  In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid

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and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2017:

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,821,353	$—	$—	$7,821,353
Consumer Staples	10,132,831	—	—	10,132,831
Energy	4,729,056	—	—	4,729,056
Financial Services	22,522,889	—	—	22,522,889
Health Care	10,142,096	—	—	10,142,096
Industrials	1,362,838	—	—	1,362,838
Information Technology	3,036,742	—	—	3,036,742
Materials & Processing	1,121,315	—	—	1,121,315
Producer Durables	16,565,630	—	—	16,565,630
Technology	10,932,504	—	—	10,932,504
Utilities	3,744,908	—	—	3,744,908
Total Common Stocks	92,112,162	—	—	92,112,162
Short-Term Investments	1,102,397	—	—	1,102,397
Total Investments
in Securities	$93,214,559	$—	$—	$93,214,559

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,668,475	$—	$—	$12,668,475
Energy	2,053,836	—	—	2,053,836
Financial Services	39,752,130	—	—	39,752,130
Health Care	2,489,655	—	—	2,489,655
Information Technology	4,173,677	—	—	4,173,677
Materials & Processing	12,203,284	—	—	12,203,284
Producer Durables	12,602,443	—	—	12,602,443
Technology	5,725,975	—	—	5,725,975
Utilities	3,816,105	—	—	3,816,105
Total Common Stocks	95,485,580	—	—	95,485,580
Short-Term Investments	1,540,245	—	—	1,540,245
Total Investments
in Securities	$97,025,825	$—	$—	$97,025,825

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$326,271	$—	$—	$326,271
Consumer Staples	506,954	—	—	506,954
Energy	276,390	—	—	276,390
Financial Services	1,017,849	—	—	1,017,849
Health Care	470,146	—	—	470,146
Industrials	90,189	—	—	90,189
Information Technology	175,650	—	—	175,650
Materials & Processing	48,643	—	—	48,643
Producer Durables	750,961	—	—	750,961
Technology	547,077	—	—	547,077
Utilities	269,290	—	—	269,290
Total Common Stocks	4,479,420	—	—	4,479,420
Short-Term Investments	11,726	—	—	11,726
Total Investments
in Securities	$4,491,146	$—	$—	$4,491,146

Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$93,729	$—	$—	$93,729
Consumer Staples	115,976	—	—	115,976
Energy	144,337	—	—	144,337
Financial Services	421,948	—	—	421,948
Health Care	63,912	—	—	63,912
Industrials	136,631	—	—	136,631
Information Technology	155,713	—	—	155,713
Materials & Processing	213,231	—	—	213,231
Real Estate	108,036	—	—	108,036
Technology	28,927	—	—	28,927
Utilities	66,527	—	—	66,527
Total Common Stocks	1,548,967	—	—	1,548,967
Short-Term Investments	80,337	—	—	80,337
Total Investments
in Securities	$1,629,304	$—	$—	$1,629,304

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at April 30, 2017, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the six months ended April 30, 2017.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. For the period December 1, 2016 through November 30, 2017, the Adviser has agreed to voluntarily reduce its contractual management fee from 1.35% to 0.98%.  The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the six months ended April 30, 2017, the Equity Income Fund, the Small Cap Value Fund, the Diversified Large Cap Value Fund, and the Mid Cap Value Fund incurred $470,964, $567,231, $24,935, and $7,500, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Investor	Institutional
	Class	Class
Equity Income Fund	1.39%	0.99%
Small Cap Value Fund	1.75%	1.35%
Diversified Large Cap Value Fund	1.15%	0.75%
Mid Cap Value Fund	1.40%	1.10%
Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  The Adviser cannot recoup previously waived fees or expenses paid during the period of time it has agreed to voluntarily reduce its management fee.  The Adviser is also not able to recoup the voluntarily waived advisory fees.

For the six months ended April 30, 2017, the Adviser reduced its fees and absorbed Fund expenses in the amount of $153,526 for the Equity Income Fund, $31,960 for the Small Cap Value Fund, $98,913 for the Diversified Large Cap Value Fund, and $102,575 for the Mid Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2017	2018	2019	2020	Total
Equity Income Fund	$403,983	$437,811	$303,526	$153,526	$1,298,846
Small Cap Value Fund	865,697	656,781	430,061	31,960	1,984,499
Diversified Large Cap
Value Fund	222,226	204,855	189,156	98,913	715,150
Mid Cap Value Fund	—	—	169,269	102,575	271,844

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the six months ended April 30, 2017, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

		Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Administration	$47,975	$55,067	$20,200	$20,697
Fund Accounting	22,426	27,543	16,019	15,988
Transfer Agency (excludes
out-of-pocket expenses)	20,830	26,317	15,437	14,964
Custody	8,571	13,087	3,125	6,492
Chief Compliance Officer	4,463	4,463	4,462	4,463

At April 30, 2017, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

		Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Administration	$24,332	$27,428	$10,073	$10,649
Fund Accounting	11,415	15,061	8,100	8,174
Transfer Agency (excludes
out-of-pocket expenses)	11,044	14,995	7,896	7,449
Custody	2,759	5,831	1,089	2,617
Chief Compliance Officer	2,213	2,213	2,212	2,213

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2017, the Equity Income Fund Investor Class, Small Cap Value Fund Investor Class, the Diversified Large Cap Value Fund Investor Class, Mid Cap Value Fund Investor Class, and the Mid Cap Value Fund Institutional Class incurred shareholder servicing fees of $12,635, $20,035, $0, $173, and $635 under the Agreement, respectively.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2017, the Equity Income Fund Investor Class, Small Cap Value Fund Investor Class, Diversified Large Cap Value Fund Investor Class, and Mid Cap Value Investor Class paid the Distributor $21,058, $33,392, $2,515, and $289, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

			Diversified
	Equity	Small Cap	Large Cap	Mid Cap
	Income Fund	Value Fund	Value Fund	Value Fund
Purchases	$13,714,878	$12,139,895	$1,259,007	$769,860
Sales	22,384,619	50,026,959	4,192,772	720,351

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2017 and the year ended October 31, 2016 was as follows:

	Equity Income Fund
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income	$1,522,463	$1,397,540

	Small Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income	$1,472,179	$2,032,128

	Diversified Large Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income	$124,852	$103,720

	Mid Cap Value Fund
	Six Months Ended	Year Ended
	April 30, 2017	October 31, 2016
Ordinary income	$35,471	$—
Long-term capital gains	588	—

As of October 31, 2016, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes (a)	$83,104,970	$122,135,535
Gross tax unrealized appreciation	21,918,786	24,583,974
Gross tax unrealized depreciation	(13,969,723)	(26,544,333)
Net tax unrealized appreciation/(depreciation)	7,949,063	(1,960,359)
Net unrealized depreciation foreign currency	—	(150)
Undistributed ordinary income	1,172,900	1,311,751
Undistributed long-term capital gain	—	—
Total distributable earnings	1,172,900	1,311,751
Other accumulated gains/(losses)	(2,445,360)	(9,443,070)
Total accumulated earnings	$6,676,603	$(10,091,828)

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

	Diversified
	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$6,597,769	$1,297,608
Gross tax unrealized appreciation	972,421	161,181
Gross tax unrealized depreciation	(742,790)	(111,237)
Net tax unrealized appreciation	229,631	49,944
Net unrealized depreciation foreign currency	—	(1)
Undistributed ordinary income	96,110	13,045
Undistributed long-term capital gain	—	20,268
Total distributable earnings	96,110	33,313
Other accumulated gains/(losses)	(369,441)	—
Total accumulated earnings	$(43,700)	$83,256

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2016, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Equity Income Fund	$1,193,630	$1,251,730
Small Cap Value Fund	5,359,793	4,083,277
Diversified Large Cap Value Fund	168,658	200,783
Mid Cap Value Fund	—	—

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 9 – REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.      Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

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NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

Proposal No. 2.      Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan,	Raymond B. Woolson,
Independent Trustee	Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree, Independent Trustee	Joe D. Redwine, Interested Trustee
David G. Mertens,	Raymond B. Woolson,
Independent Trustee	Independent Trustee
George J. Rebhan,
Independent Trustee

NOTE 10 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Fund received a reimbursement of $93.68 from the Adviser related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the six months ended April 30, 2017.  The net reimbursement comprises the “net increase from payment by affiliate on the disposal of investments in violation of investment restrictions” in the statement of operations.

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign securities and emerging markets are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect each Fund’s investments. In addition,

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2017 (Unaudited), Continued

the Funds may invest in emerging markets which are more volatile than the markets of developed countries.
•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Funds may underperform other funds that use different investing styles.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid Cap Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2017 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2016

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Huber Capital Equity Income Fund
Huber Capital Small Cap Value Fund
Huber Capital Diversified Large Cap Value Fund

The following investment advisory agreement approval language pertains only to the Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund.  For the investment advisory agreement approval language that pertains to the Huber Capital Mid Cap Value Fund, please refer to the Funds’ semi-annual report dated April 30, 2016.

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) for another annual term for the Huber Capital Equity Income Fund (the “Equity Income Fund”), Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss the Funds’ performance and

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Equity Income Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year, three-year and five-year periods and above the peer group median for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for all relevant periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting the Adviser’s explanation for the differences, including that the Fund is managed for tax efficiency, differences in cash flow and client-specific restrictions. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board noted that the Fund had underperformed in more recent periods and that the Board would continue to monitor the Fund’s performance.

Small Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was significantly below its peer group median for the one-year and three-year periods and below its peer group median for the five-year and since inception periods.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was significantly below its peer group median for the one-year and three-year periods and below its peer group median for the five-year and since inception periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting the Adviser’s explanation for the differences, including that the Fund is managed for tax efficiency, differences in cash flow and client-specific restrictions. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board noted that the Fund had underperformed in more recent periods but that relative performance was better over longer periods of time and that the Board would continue to monitor the Fund’s performance.  The Board also considered that the Adviser had agreed to reduce its advisory fee as discussed below.

Diversified Large Cap Value Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for all relevant periods.
The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting the Adviser’s explanation for the differences, including that the Fund is managed for tax efficiency, differences in cash flow and client-specific restrictions. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board noted that the Fund had underperformed and that the Board would continue to monitor the Fund’s performance.
3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

found that the fees charged to the Funds were generally higher than the fees charged by the Adviser to its similarly managed separate account clients due to the nature of the separate account clients and the greater costs to the Adviser of managing the Funds.

Equity Income Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.39% for Investor Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes. The Board also noted that the total expense ratio for Institutional Class shares was below the peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board noted that the contractual advisory fee was significantly above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fee received by the Adviser from the Fund during the most recent fiscal period was slightly above the peer group median and average, as well as slightly above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the contractual management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser represented that there are higher costs associated with managing the Fund and that the minimum investment amount for the separate account clients is much higher than that of the Fund.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that they were not unreasonable.

Small Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.75% for Investor Class shares and 1.35% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also noted that the total expense ratio for Institutional Class shares was above the peer group median and the same as the peer group average. The Board noted that the Fund’s total expense ratio for the Institutional Class when the Fund’s peer group was adjusted to include only funds with similar asset sizes was above both the peer group median and average.  The Board also noted that the contractual advisory fee was significantly above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the advisory fees from the Fund during the most recent fiscal period were above the peer group median and average, as well as above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser represented that there are higher costs associated with managing the Fund.  After discussion, and considering the performance difficulties experienced by the Fund in recent periods, the Board and the Adviser agreed that the Adviser would voluntarily reduce its contractual management fee from 1.35% to 0.98% for a period of one year, which would result in a decrease in the net advisory fee, after waivers and reimbursement, of 0.05%.  The Board noted that the Fund’s expenses and contractual advisory fee were generally above the range of its peer group but that they were not unreasonable.

Diversified Large Cap Value Fund: The Board noted that the Adviser had contractually agreed to maintain Expense Caps for the Fund of 1.15% for Investor Class shares and 0.75% for Institutional Class shares.  The Board noted that the Fund’s total expense ratio for Investor Class shares was above the peer group median and average. The Board also noted that the Fund’s total expense ratio for Investor Class shares when the Fund’s peer group was adjusted to include only funds with similar asset sizes was below the peer group median and average.  The Board noted that the total expense ratio for Institutional Class shares was below the peer group median and average, as well as below the peer group median and average when the Fund’s peer group was adjusted to include only funds with

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

similar asset sizes.  The Board also noted that the contractual advisory fee was above the peer group median and average. The Board noted that the contractual advisory fee when the Fund’s peer group was adjusted to include only funds with similar size was below the peer group median and above the peer group average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Adviser did not receive any advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Adviser provided to its institutional separate account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were above the fees charged to its institutional separate account clients except at very high asset levels, noting the Adviser represented that there are higher costs associated with managing the Fund.  As a result, the Board noted that the Fund’s expenses and contractual advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Equity Income Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Diversified Large Cap Value Fund).  The Board noted that these breakpoint levels were significantly above current asset levels and that they would continue to review economies of scale at asset levels that were significantly below these breakpoint levels. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps and also considered that each Fund’s advisory fees contained breakpoints at very high asset levels.  The Board noted that since the Adviser continued to waive all or a portion of its advisory fee to maintain the Expense Caps, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.  The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

Huber Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser.  The Board also reviewed information from the Adviser indicating that clients do not invest in the Funds through separately managed accounts, and as a result the Adviser was not receiving additional fall-out benefits from any such relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Equity Income Fund, Small Cap Value Fund and Diversified Large Cap Value Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Equity Income Fund, Small Cap Value Fund and the Diversified Large Cap Value Fund would be in the best interests of the Funds and their shareholders.

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/7/17

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    7/7/17

* Print the name and title of each signing officer under his or her signature.